UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10359

Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	November 30, 2005

Item 1.           Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investments November 30, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.2%)
	Advertising/Marketing Services (1.8%)
41,600	Clear Channel Outdoor (Class A)*	$844,480
169,100	Valassis Communications, Inc.*	5,144,022
		5,988,502
	Aerospace & Defense (2.1%)
175,026	Goodrich Corp.	6,742,002

	Airlines (4.1%)
811,220	Southwest Airlines Co.	13,385,130

	Biotechnology (2.5%)
185,550	Chiron Corp.*	8,219,865

	Broadcasting (0.9%)
101,200	Univision Communications, Inc. (Class A)*	3,059,276

	Chemicals: Specialty (1.2%)
108,900	Albemarle Corp.	4,007,520

	Containers/Packaging (2.4%)
151,710	Sealed Air Corp.*	7,844,924

	Data Processing Services (1.3%)
322,596	BISYS Group, Inc. (The)*	4,322,786

	Discount Stores (1.5%)
250,950	Dollar General Corp.	4,745,465

	Electric Utilities (4.3%)
147,010	Constellation Energy Group, Inc.	7,790,060
161,990	Wisconsin Energy Corp.	6,147,520
		13,937,580
	Electrical Products (0.7%)
45,490	Hubbell, Inc. (Class B)	2,206,720

	Electronic Equipment/Instruments (1.5%)
127,800	Diebold, Inc.	4,966,308

	Engineering & Construction (2.6%)
113,840	Fluor Corp.	8,435,544

	Financial Conglomerates (2.9%)
417,090	Conseco, Inc.*	9,351,158

	Food: Meat/Fish/Dairy (2.0%)
381,360	Tyson Foods, Inc. (Class A)	6,418,289

	Home Furnishings (2.0%)
275,150	Newell Rubbermaid, Inc.	6,347,710

	Household/Personal Care (4.2%)
137,450	Avon Products, Inc.	3,759,257
300,600	International Flavors & Fragrances, Inc.	9,781,524
		13,540,781

	Insurance Brokers/Services (0.5%)
53,400	Marsh & McLennan Companies, Inc.	1,649,526

	Integrated Oil (1.8%)
48,510	Amerada Hess Corp.	5,943,445

	Investment Banks/Brokers (5.7%)
140,480	Edwards (A.G.), Inc.	6,190,954
325,890	Lazard Ltd. (Bermuda)	10,200,357
145,830	Schwab (Charles) Corp. (The)	2,223,907
		18,615,218
	Investment Managers (2.5%)
312,600	Amvescap PLC (ADR) (United Kingdom)	4,298,250
105,700	Investors Financial Services Corp.	3,990,175
		8,288,425
	Investment Trusts/Mutual Funds (1.2%)
77,200	streetTRACKS Gold Trust*	3,792,064

	Medical Specialties (6.0%)
464,900	Applera Corp. - Applied Biosystems Group	12,821,942
82,710	Bausch & Lomb, Inc.	6,721,015
		19,542,957
	Movies/Entertainment (2.5%)
455,600	Warner Music Group Corp.	8,223,580

	Oil Refining/Marketing (0.2%)
8,138	Valero Energy Corp.	782,876

	Oilfield Services/Equipment (2.3%)
94,260	Cooper Cameron Corp.*	7,505,924

	Personnel Services (2.8%)
198,369	Manpower, Inc.	9,214,240

	Pharmaceuticals: Generic Drugs (5.9%)
380,240	Mylan Laboratories, Inc.	7,943,214
336,170	Watson Pharmaceuticals, Inc.*	11,214,631
		19,157,845
	Property - Casualty Insurers (3.0%)
174,250	ACE Ltd. (Cayman Islands)	9,670,875

	Publishing: Books/Magazines (1.7%)
170,830	Scholastic Corp.*	5,683,514

	Real Estate Investment Trusts (2.5%)
344,200	KRR Financial Corp.	8,174,750

	Regional Banks (2.6%)
160,940	Northern Trust Corp.	8,479,929

	Restaurants (2.0%)
161,750	Outback Steakhouse, Inc.	6,515,290

	Savings Banks (2.2%)
596,310	Hudson City Bancorp, Inc.	7,102,052

	Semiconductors (0.5%)
44,600	Linear Technology Corp.	1,664,026

	Specialty Insurance (3.0%)
241,870	PMI Group, Inc. (The)	9,819,922

	Specialty Stores (2.1%)
230,460	Office Depot, Inc.*	6,840,053

	Specialty Telecommunications (2.3%)
229,570	CenturyTel, Inc.	7,598,767

	Tobacco (1.9%)
161,450	UST, Inc.	6,228,741

	Tools/Hardware (2.2%)
190,390	Snap-On, Inc.	7,114,874

	Wireless Telecommunications (1.8%)
157,830	New Skies Satellites Holdings Ltd. (Bermuda)	3,772,137
85,480	Panamsat Holding Corp.	2,072,890
		5,845,027
	TOTAL COMMON STOCKS
	(Cost $277,278,229)	316,973,480

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.7%)
	REPURCHASE AGREEMENT
$8,867	Joint repurchase agreement account 4.005% due 12/01/05 (dated 11/30/05; proceeds $8,867,986) (a)
	(Cost $8,867,000)		8,867,000

	TOTAL INVESTMENTS
	(Cost $286,145,229) (b)	99.9%	325,840,480
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	202,723
	NET ASSETS	100.0%	$326,043,203

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $44,242,884 and the aggregate gross unrealized depreciation is $4,547,633, resulting in net unrealized appreciation of $39,695,251.

Item 2.           Controls and Procedures.

(a)   The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006